Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carry forward	$ 45,768	$ 26,472
Tax credits	4,403	3,231
Stock-based compensation	35	40
Intangibles	307
Accruals and reserves	362	187
Total deferred tax assets	50,875	29,930
Deferred tax liabilities:
Fixed assets and intangibles	(787)	(548)
Total deferred tax liabilities	(787)	(548)
Net deferred tax assets before valuation allowance	50,088	29,382
Valuation allowance	(50,088)	(29,382)
Net deferred tax assets (liabilities)	$ 0	$ 0